Variable Interest Entities -- OMFH Consumer Loan Securitizations (Details) - OneMain - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	Feb. 20, 2029	Mar. 20, 2028	Mar. 23, 2016	Feb. 10, 2016
OMFIT 2016-2 Securitization
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction			$ 890
OMFIT 2016-1 Securitization
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction				$ 500
OMFIT 2016-1 Class A & B Securitization
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction				$ 414
Weighted average interest rate				3.79%
OMFIT 2016-1 Class C & D Securitization
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction				$ 86
Outstanding balance, securitization transaction				$ 570
OMFIT 2016-2 Class A & B Securitization
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction			$ 733
Weighted average interest rate			4.37%
OMFIT 2016-2 Class C & D Securitization
Variable Interest Entity [Line Items]
Principal balance, private securitization transaction			$ 157
Outstanding balance, securitization transaction			$ 1,000
Scenario, Forecast | OMFIT 2016-1 Class C & D Securitization
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term	34 months
Scenario, Forecast | OMFIT 2016-2 Class C & D Securitization
Variable Interest Entity [Line Items]
Principal amount, reduce to cash payments, due and payable, term		23 months